Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 CNY (¥) ¥ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 CNY (¥) ¥ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net (loss) income available to ordinary shareholders	¥ (10,126)	$ (1,557)	¥ (12,076)	$ (1,814)	¥ (11,645)	$ (1,718)	¥ (12,157)	$ (1,765)	¥ (46,003)	$ (7,071)	¥ (54,483)	¥ (69,065)
Weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Dilutive effect of share options									¥ 0	$ 0	¥ 0	¥ 0
Diluted weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Basic and diluted earnings (loss) per share | (per share)	¥ (3.1)	$ (0.48)	¥ (3.7)	$ (0.56)	¥ (3.57)	$ (0.53)	¥ (3.72)	$ (0.54)	¥ (14.09)	$ (2.17)	¥ (16.68)	¥ (21.15)